UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6108

Investors Municipal Cash Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

Investors Michigan Municipal Cash Fund

	Principal Amount ($)	Value ($)

Municipal Investments 100.2%
Michigan 74.2%
Detroit, MI, City School District, Series PT-1844, 144A, 3.95% *, 5/1/2011 (a)	220,000	220,000
Fremont, MI, Hospital Finance Authority, 4.0% *, 6/1/2020, Old Kent Bank (b)	40,000	40,000
Garden City, MI, Hospital Revenue, Series A, 3.93% *, 9/1/2026, First of America Bank (b)	200,000	200,000
Georgetown Township, MI, Economic Development Corp., Limited Obligation Revenue, Sunset Manor, Inc. Project, 3.91% *, 11/1/2019, LaSalle Bank NA (b)	225,000	225,000

Jackson County, MI, Economic Development Corp., Limited Obligation Revenue, Production Saw & Machine, AMT, 4.07% *, 6/1/2020, Comerica Bank (b)	220,000	220,000
Michigan, Municipal Securities Trust Certificates, Michigan State Building, "A", Series 2006-277, 144A, 4.0% *, 10/7/2014 (a)	150,000	150,000
Michigan, Municipal Securities Trust Certificates, "A", Series 9054, 144A, 3.94% *, 4/20/2011	300,000	300,000
Michigan, State Certificates of Participation, Series 530, 144A, 3.95% *, 9/1/2011 (a)	350,000	350,000
Michigan, State Hospital Finance Authority Revenue, Crittenton Hospital Medical Center, Series B, 4.0% *, 3/1/2014, Comerica Bank (b)	15,000	15,000
Michigan, State Housing Development Authority, Series A, AMT, 4.05% *, 6/1/2020 (a)	100,000	100,000
Michigan, State Housing Development Authority, Multi-Family Revenue, Courtyards of Taylor, Series A, 3.91% *, 8/15/2032	200,000	200,000
Michigan, State Housing Development Authority, Multi-Family Revenue, River Place Apartments, AMT, 3.95% *, 6/1/2018, Bank of New York (b)	330,000	330,000
Michigan, University of Michigan Hospital Revenues:
Series A-2, 3.89% *, 12/1/2024	100,000	100,000
Series A, 3.89% *, 12/1/2019	50,000	50,000
Series A, 3.9% *, 12/1/2027	70,000	70,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Acme Manufacturing Co. Project, AMT, 4.07% *, 11/1/2023, JPMorgan Chase Bank (b)	395,000	395,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Rochester College Project, 3.98% *, 8/1/2021, Bank One Michigan (b)	100,000	100,000
Sterling Heights, MI, Economic Development Corp., Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 4.2% *, 2/1/2016, JPMorgan Chase Bank (b)	280,000	280,000

		3,345,000
California 3.3%
California, State Department of Water Resources, Power Supply Revenue, Series G-3, 3.75% *, 5/1/2016 (a)	150,000	150,000
Florida 4.7%
Palm Beach County, FL, Jewish Community Campus Project, 3.93% *, 3/1/2030, Northern Trust Company (b)	110,000	110,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 3.94% *, 11/1/2036, Northern Trust Company (b)	100,000	100,000

		210,000
Indiana 2.2%
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 3.97% *, 5/1/2025, LaSalle National Bank (b)	100,000	100,000
North Carolina 4.5%
Moore County, NC, Industrial Facilities & Pollution Control Finance Authority Revenue, Klaussner Industries Project, AMT, 4.02% *, 5/1/2010, Wachovia Bank NA (b)	200,000	200,000
Puerto Rico 7.4%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.96% *, 12/1/2030	335,000	335,000
South Carolina 2.2%
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 4.1% *, 9/1/2011	100,000	100,000
Virginia 1.7%
Loudoun County, VA, Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A, 3.97% *, 2/15/2038	75,000	75,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 4,515,000)	100.2	4,515,000
Other Assets and Liabilities, Net	(0.2)	(9,088)

Net Assets	100.0	4,505,912

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2006.

(a)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Financial Guaranty Insurance Company	8.2
Financial Security Assurance, Inc.	3.3
Municipal Bond Investors Assurance	10.0

(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investors Michigan Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Investors Michigan Municipal Cash Fund, a series of Investors Municipal Cash Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007